Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations at beginning of period	$ 4,010,624	$ 3,633,427
Accretion expense	416,354	377,197
Change in estimate
Asset retirement obligations at end of period	$ 4,426,978	$ 4,010,624